Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net income/(loss) for the year	R$ (1,506,726)	R$ (1,538,141)	R$ 402,649
Adjustments to reconcile net income (loss) to net cash provided by operations
Financial charges in borrowing and financing raised	3,910,819	4,023,649	3,481,514
Financial charges in borrowing and financing granted	(405,257)	(163,517)	(182,759)
Charges on lease liabilities	115,529	99,998	82,521
Equity earnings of affiliated companies	(518,744)	(448,048)	(351,131)
Deferred taxes	(1,094,263)	(1,305,927)	(403,544)
Provision for tax, social security, labor, civil and environmental risks	(503,472)	27,498	(139,871)
Exchange, Monetary and Cash Flow Hedge	312,612	2,929,120	882,201
Write-off of property, plant and equipment right of use and Intangible assets	102,480	62,081	158,140
Provision for environmental liabilities and decommissioning of assets	54,249	114,704	81,148
Updated shares – Fair value through profit or loss	57,562	632,612	(292,346)
Depreciation, amortization and depletion	4,150,475	3,791,413	3,379,141
Accrued/(reversal) for consumption and services	71,545	24,711	(64,813)
Net gain from sale of equity interest		(8,451)	(92,438)
Dividends USIMINAS	(7,663)	(44,859)	(52,516)
Other provisions	90,930	92,567	106,418
Total Adjustments to reconcile net income/(loss) to net cash provide by operation	6,336,802	9,827,551	6,591,665
Changes in assets and liabilities
Trade receivables - third parties	945,759	69,518	225,997
Trade receivables - related party	(5,775)	(32,730)	12,512
Inventories	(388,797)	(906,034)	1,303,288
Dividends and receivables - related parties	158,110	(42,237)	124,452
Recoverable taxes	(1,165,274)	114,230	(1,098,739)
Judicial deposits	30,199	(137,381)	41,782
Receipt of RFFSA receivables	506,381	442,246
Receipt of RFFSA bond credit	(506,381)
Trade payables	(196,314)	(851,095)	1,159,629
Trade payables – Forfaiting	4,965	(1,327,749)	(1,499,635)
Payroll and related taxes	(41,573)	87,140	48,200
Taxes payables	(72,179)	(215,862)	(214,330)
Payables to related parties	6,822	(24,231)	(70,659)
Advance of customers of mineral and energy contracts	(510,336)	6,967,508	4,844,361
Interest paid	(4,267,926)	(4,052,226)	(3,428,721)
Receipts/(Payments) from hedging operations, cash flow and derivatives	(286,135)	(65,435)	(962,651)
Other	(14,801)	335,433	(187,192)
Increase (Decrease) in assets and liabilities	(5,803,255)	361,095	298,294
Net cash generated by operating activities	(973,179)	8,650,505	7,292,608
Investments / AFAC / Acquisitions of Shares	(23,600)	(32,000)	(338,568)
Purchase of property, plant and equipment, intangible assets and investment property	(5,935,897)	(5,494,335)	(4,408,119)
Intercompany loans granted	(71,494)	(95,951)	(101,912)
Intercompany loans received	7,650	12,430	8,032
Financial Investments, net of redemption	168,813	70,335	136,678
Receipt of sale of equity interest		4,419,786	114,763
Cash received from the acquisition of Gramperfil	13,261
Gramperfil investment acquisition	(35,948)
Cash received from the acquisition of Grupo Estrela	87,046
Acquisition of investments of Grupo Estrela	(300,000)
Cash received in the acquisition of Galvacolor	4,914
Galvacolor investment acquisition	(58,729)
Acquisition of investments of Global Dot	(22,448)
Sale of equity assets	43,063
Net cash (used in) investment activities	(6,123,369)	(1,119,735)	(4,589,126)
Borrowings and financing raised	11,121,708	10,148,426	15,638,624
Transactions cost - Borrowings and financing	(113,488)	(145,187)	(201,917)
Amortization of borrowings and financing	(11,717,772)	(6,927,383)	(9,892,344)
Amortization of leases	(371,467)	(308,201)	(239,909)
Dividends and interest on shareholder’s equity	(695,232)	(2,535,325)	(3,980,871)
Share repurchase		(336,162)
Advance iron ore payments	66,717
Amortization advance iron ore payments	(66,717)
Net cash (used in) generated by financing activities	(1,776,251)	(103,832)	1,323,583
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(16,376)	(162,959)	27,797
Increase (decrease) in cash and cash equivalents	(8,889,175)	7,263,979	4,054,862
Cash and equivalents at the beginning of the year	23,310,197	16,046,218	11,991,356
Cash and equivalents at the end of the year	R$ 14,421,022	R$ 23,310,197	R$ 16,046,218